Financial Instruments and Risk Management, Market risk (Details) $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) DryMetricTonne
Sensitivity analysis [Abstract]
Number of spodumene concentrate | DryMetricTonne			46,872
Interest Rate Risk [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		$ 184,578	$ 7,210
Sensitivity analysis [Abstract]
Percentage of change in interest rate		1.00%
Interest Rate Risk [Member] | +100 Basis Point Change in Interest Rates [Member]
Sensitivity analysis [Abstract]
Percentage of change in interest rate		1.00%	1.00%
Effect on profit after tax		$ 1,292	$ 50
Interest Rate Risk [Member] | -100 Basis Point Change in Interest Rates [Member]
Sensitivity analysis [Abstract]
Percentage of change in interest rate		1.00%	1.00%
Effect on profit after tax		$ (1,292)	$ (50)
Interest Rate Risk [Member] | Interest bearing liabilities [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure	[1]	(78,086)	(50,733)
Interest Rate Risk [Member] | Cash and cash equivalents [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		255,279	47,254
Interest Rate Risk [Member] | Other Assets [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		$ 7,385	$ 10,689
Foreign Currency Risk [Member] | 5 Percent Movement in Canadian Dollar [Member]
Sensitivity analysis [Abstract]
Percentage of change in foreign currency		500.00%	500.00%
Effect on profit after tax		$ 2,985	$ (1,394)
Australian Dollar Risk Exposure [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		$ 105,505	$ 39,743
Australian Dollar Risk Exposure [Member] | 5 percent movement In Australian dollar [Member]
Sensitivity analysis [Abstract]
Percentage of change in foreign currency		500.00%	500.00%
Effect on profit after tax		$ 3,693	$ 1,391
Australian Dollar Risk Exposure [Member] | Trade and other payables [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		(2,729)	(3,601)
Australian Dollar Risk Exposure [Member] | Interest bearing liabilities [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		(274)	(127)
Australian Dollar Risk Exposure [Member] | Cash and cash equivalents [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		98,746	37,840
Australian Dollar Risk Exposure [Member] | Trade and other receivables [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		8,334	4,799
Australian Dollar Risk Exposure [Member] | Other Assets [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		1,428	832
Canadian Dollar Risk Exposure [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		85,299	(39,822)
Canadian Dollar Risk Exposure [Member] | Trade and other payables [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		(38,922)	(44,532)
Canadian Dollar Risk Exposure [Member] | Interest bearing liabilities [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		(34,481)	(28,493)
Canadian Dollar Risk Exposure [Member] | Cash and cash equivalents [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		138,867	11,478
Canadian Dollar Risk Exposure [Member] | Trade and other receivables [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		7,964	18,174
Canadian Dollar Risk Exposure [Member] | Other Assets [Member]
Changes in interest rates fair value of financial instruments [Abstract]
Net exposure		$ 11,871	$ 3,551

[1]	Comparative amounts have been re-presented to include all interest bearing liabilities, consistent with the presentation in the current year.